VIA EDGAR

                              February 19, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Putnam Funds Trust (the "Trust") (Reg. No. 33-3315)
     (811-07513)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed on behalf of Putnam Investment Fund 98, as series of the Trust, pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 13, 1998.

      Comments or questions concerning this certificate may be directed to Carol Gould at 1-800-225-2465, ext. 11107.

                              Very truly yours,


                              Putnam  Fund

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President


cc:  Bryan Chegwidden, Esq.